STEIN ROE SMALL COMPANY GROWTH FUND


                        Semiannual Report o March 31,2002




[LOGO: STEIN ROE MUTUAL FUNDS]

CONTENTS




From the President                                            1
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Performance Summary                                           2
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Portfolio Manager's Report                                    3
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Investment Portfolio                                          7
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Financial Statements                                          13
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Notes to Financial Statements                                 17
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Financial Highlights                                          24
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Transfer Agent                                                29
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NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE



For monthly performance updates on all Stein Roe funds, please visit steinroe.com. Must be preceded or accompanied by a prospectus.

FROM THE PRESIDENT


[PHOTO OF: Keith T. Banks]


Dear Shareholder:

     In the six months since our last report, investors have witnessed a turnaround in the economy and the stock market. Over this period, the S&P 500 Index managed to recover all of the ground that it lost in the wake of the events of September 11. Some of the sectors hurt most in the downturn of the third quarter, such as airlines and insurance stocks, bounced back strongly in the fourth quarter. Although volatility set in shortly after the beginning of the new year, many sectors of the markets have continued to deliver strong gains.

     Small company stocks, in general, outperformed the stocks of large and mid-sized companies as conviction about the economy carried over to a segment of the market that traditionally stands to gain when the overall business environment picks up.

     In the report that follows, your portfolio manager will talk about the events of the period and the fund's performance in greater detail. As always, we thank you for investing in Stein Roe funds.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President
Stein Roe Mutual Funds



Economic and market conditions change frequently. There is no assurance that trends described herein will continue or commence.

PERFORMANCE SUMMARY


Average annual total return (%)
Period ended March 31, 2002

                               6-month
                            (cumulative)       1-year     5-year     Life*
-----------------------------------------------------------------------------
Stein Roe Small
Company Growth Fund                22.26         8.23       13.50     12.28
-----------------------------------------------------------------------------
S&P SmallCap
600 Index                          29.11        21.96       13.45     12.59
-----------------------------------------------------------------------------
Russell 2000 Growth Index          23.69         4.45        4.76      2.92
-----------------------------------------------------------------------------
Morningstar Small
Growth Category                    22.03         8.61       10.91     10.95
-----------------------------------------------------------------------------

* The fund commenced operations 3/25/96. Index and category performance is from March 31, 1996.

INVESTMENT COMPARISONS

Value of a $10,000 Investment, March 25, 1996 to March 31, 2002

[LINE CHART DATA]:

                    Stein Roe          S&P           Russell       Morningstar
                  Small Company      SmallCap      2000 Growth     Small Growth
                   Growth Fund       600 Index         Index        Category

3/96               $  10,000.0     $  10,000.0     $  10,000.0     $  10,000.0
                      10,110.0        10,000.0        10,000.0        10,000.0
                      10,890.5        10,574.0        10,768.0        10,877.0
                      11,370.8        10,949.4        11,320.4        11,417.6
                      11,300.3        10,520.2        10,584.6        10,914.1
                      10,549.9         9,796.4         9,292.2         9,859.8
                      11,070.0        10,401.8         9,979.8        10,499.7
                      12,109.5        10,858.4        10,493.8        11,111.8
                      11,749.9        10,783.5        10,041.5        10,755.1
                      12,029.5        11,343.2        10,320.7        10,992.8
                      11,549.5        11,475.9        10,521.9        11,118.1
                      12,330.3        11,666.4        10,785.0        11,399.4
                      11,458.5        11,424.9        10,133.5        10,789.5
3/97                  10,657.6        10,838.8         9,418.1        10,116.3
                      10,737.5        10,972.1         9,308.9         9,985.8
                      12,009.9        12,261.3        10,708.0        11,316.9
                      12,670.5        12,803.3        11,071.0        11,964.2
                      13,652.4        13,608.6        11,637.8        12,761.0
                      13,201.9        13,951.5        11,987.0        13,018.8
                      14,023.0        14,873.8        12,943.5        14,052.5
                      13,762.2        14,231.2        12,165.6        13,345.6
                      13,652.1        14,127.3        11,876.1        13,102.8
                      13,850.1        14,412.7        11,883.2        13,160.4
                      13,635.4        14,131.6        11,725.2        12,969.6
                      15,112.1        15,419.0        12,760.5        14,043.5
3/98                  15,636.5        16,008.0        13,295.1        14,744.2
                      15,530.2        16,102.5        13,376.2        14,859.2
                      14,578.2        15,249.0        12,403.8        13,932.0
                      15,401.8        15,291.8        12,530.3        14,200.9
                      14,353.0        14,123.5        11,484.0        13,239.5
                      11,452.2        11,397.6         8,833.5        10,418.2
                      12,425.7        12,095.2         9,729.2        11,151.6
                      12,467.9        12,656.4        10,237.1        11,646.7
                      13,431.7        13,368.9        11,031.5        12,579.6
                      14,936.0        14,221.9        12,029.8        13,841.4
                      14,638.8        14,044.1        12,571.2        14,159.7
                      13,189.6        12,778.7        11,420.9        12,936.3
3/99                  13,618.2        12,943.6        11,827.5        13,443.4
                      14,267.8        13,799.1        12,871.9        14,176.1
                      14,757.2        14,134.5        12,892.5        14,384.5
                      15,663.3        14,938.7        13,571.9        15,611.5
                      15,884.2        14,807.2        13,152.5        15,600.5
                      15,676.1        14,155.7        12,660.6        15,363.4
                      16,533.6        14,215.2        12,905.0        15,687.6
                      17,317.2        14,179.7        13,235.3        16,481.4
                      18,860.2        14,776.6        14,634.3        18,416.3
                      22,539.8        15,986.8        17,214.4        21,545.2
                      22,997.4        15,491.2        17,054.3        21,297.5
                      29,931.1        17,565.5        21,022.8        26,285.3
3/00                  28,805.7        16,915.6        18,813.3        24,997.3
                      25,377.8        16,626.3        16,913.2        22,462.6
                      22,304.6        16,134.2        15,431.6        20,712.8
                      27,039.8        17,087.7        17,425.3        23,995.8
                      25,117.3        16,669.1        15,932.0        22,558.4
                      30,140.8        18,145.9        17,608.0        25,163.9
                      29,001.4        17,652.4        16,732.9        24,245.4
                      25,834.5        17,763.6        15,374.2        22,819.8
                      20,117.3        15,914.4        12,582.2        19,145.8
                      22,372.4        17,875.1        13,352.3        20,821.1
                      24,726.0        18,641.9        14,432.5        21,499.8
                      20,391.6        17,504.7        12,453.8        18,842.4
3/01                  18,540.0        16,701.3        11,321.7        17,159.8
                      20,505.2        17,973.9        12,707.5        19,183.0
                      21,171.7        18,317.2        13,002.3        19,649.1
                      21,853.4        18,989.4        13,357.3        20,163.9
                      20,472.3        18,672.3        12,217.9        19,087.2
                      19,141.6        18,244.7        11,454.3        18,018.3
                      16,413.9        15,776.2         9,605.6        15,290.3
                      17,988.0        16,617.1        10,529.6        16,504.4
                      18,864.0        17,833.5        11,408.8        17,799.9
                      20,097.7        19,037.2        12,119.6        18,924.9
                      19,723.9        19,200.9        11,688.2        18,412.1
                      18,215.0        18,876.4        10,931.9        17,305.5
3/02                  20,073.2        20,367.7        11,881.9        18,657.0


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT STEINROE.COM FOR MONTHLY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell your shares. The above illustration assumes a $10,000 investment made on March 25, 1996 (March 31, 1996 for the indexes and Morningstar category), and reinvestment of income and capital gains distributions. The indices are an unmanaged group of stocks that differ from the composition of the fund and are not available for direct investment.

The fund's return is also compared to the average return of the funds included in the Morningstar Small Growth Funds category average (Morningstar Average). This Morningstar Average is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar does not warrant their information to be accurate, correct, complete or timely. They shall not be responsible for investment decisions, damages or other losses resulting from use of the averages. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Sales charges are not reflected in the Morningstar averages. Source: Morningstar.






2
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PORTFOLIO MANAGER'S REPORT

Fund Commentary


COMMENTARY FROM WILLIAM M. GARRISON,
PORTFOLIO MANAGER OF
STEIN ROE SMALL COMPANY GROWTH FUND


A favorable period for small company stocks

     Investors became more confident about an economic recovery in the six months ended March 31, 2002. In general, the US equity markets performed well during this time period. Consistent with historical patterns, small capitalization stocks attracted attention and performed well as the economy showed signs of strengthening. Stein Roe Small Company Growth Fund also had strong performance, advancing 22.26% for the six months ended March 31, 2002. The fund's benchmark, the Russell 2000 Growth Index, returned 23.69% during the period.


--------------------------------------------------------------------------------
[text inset]:

Investment Objective and Strategy:

Stein Roe Small Company Growth Fund seeks long-term growth by investing primarily in stocks of small-cap companies that compete within large and growing markets and that have the ability to grow their market share.

Fund Inception:

March 25, 1996

Net Assets:

$21.6 million
--------------------------------------------------------------------------------


A surprisingly strong recovery

     During the past six months the US economy recovered from a mild recession and came back stronger than expected in the first quarter of 2002. Consumer spending--particularly on autos and housing--helped fuel the economic rebound, which, in turn, lifted the stock market out of the tailspin brought about by the events of September 11. In addition, evidence of a bottoming and imminent upturn in capital spending by businesses also served to fuel market optimism. The economic enthusiasm was, however, somewhat tempered in the first quarter of 2002 by continued weak corporate profits, increased scrutiny of accounting practices and skepticism surrounding earnings quality.

Portfolio positioning

     At period end approximately one-third of the fund's assets were invested in economically sensitive areas such as technology, media and consumer-oriented retail stocks. However, we also maintained a significant position in industries that offer potentially steadier growth, such as health care services and consumer staples.


-----------------------------------------
[text inset]:

Top 10 Equity Holdings
(% of Net Assets)

Province Healthcare                2.4
Armor Holdings                     2.0
InterMune                          1.9
Boston Private Financial           1.7
Ocean Energy                       1.7
Constellation Brands               1.7
Corinthian Colleges                1.6
Ishares Russell 2000 Growth        1.6
Planar Systems                     1.5
Radio One                          1.5
-----------------------------------------


     One economically-sensitive area that performed well for the fund during the period was specialty retail. Examples of this include Chico's FAS (0.5% of net assets), PetsMart (1.0% of net assets), and Rent-A-Center (1.1% of net assets). PetsMart benefited from financial restructuring and better in-store presentation. Rent-A-Center more than doubled during the six-month reporting period as investors gained confidence in the company's business model. Chico's FAS continued its streak of healthy same store sales gains and earnings growth.
     One area of the fund that underperformed was biotechnology. In recent months there has been a growing concern regarding new product approvals from the Food and Drug Administration. For example, one of our former holdings, Cubist Pharmaceuticals, lost ground when potential approval of its new antibiotic Cidecin was significantly delayed.
     Over the last six months we reduced our exposure to smaller, early-stage companies in favor of companies that have longer histories, more developed product offerings and better near-term earnings prospects. This strategy negatively affected the fund's performance over the last six months as many of these small, more speculative stocks outperformed the larger, more established companies. However, we believe our strategy positions the fund for more consistent, and above average long-term growth and appreciation.

Looking ahead

     We are optimistic about the prospects for small company growth stocks, particularly as the economy continues to recover. In order to leverage the economic rebound, we plan to continue to increase our exposure to more economically-sensitive stocks, particularly in the technology sector, as earnings growth and individual company business prospects warrant. However, we intend to hold an interest in steady growth areas as a hedge against increased market volatility or slowed economic growth.


--------------------------------------------------------
[text inset]:

Equity Portfolio Highlights

                                          Russell 2000
                              Portfolio   Growth Index

Number of Holdings               120          1,238

Dollar Weighted Median
Market Capitalization ($mil.)    718           803
--------------------------------------------------------


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT STEINROE.COM FOR MONTHLY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. Share price and investment returns will vary, so you may have a gain or loss when you sell your shares. Portfolio holdings are as of 3/31/02 and are subject to change. The Russell 2000 Growth Index is an unmanaged group of stocks not associated with the fund; it is not available for direct investments. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies.

Portfolio holdings and sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings and sector breakdown in the future.

An investment in the fund offers the potential for long-term growth, but also involves certain risks, including stock market fluctuations due to economic and business developments. Small-cap stocks are more volatile than stocks of larger companies.



Portfolio Asset Allocation
(% of net assets)
-----------------


[PIE CHART DATA]:

Common Stocks                       96.2
Cash, Equivalents & Other            3.8



5
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Economic Sector Breakdown as of 3/31/02

       Equity Portfolio
      (% of net assets)
-----------------------



[BAR CHART DATA]:

Information technology              24.8
Health care                         21.9
Industrials                         13.5
Consumer discretionary              12.2
Financials                          10.5


Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there is no guarantee the fund will continue to maintain this breakdown in the future.



6
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INVESTMENT PORTFOLIO


Investment Portfolio
--------------------

March 31, 2002 (Unaudited)


Common Stocks - 96.2%                                Shares          Value

CONSUMER DISCRETIONARY - 12.2%
   Hotels, Restaurants & Leisure - 4.6%
   Casinos & Gaming - 1.6%
   Argosy Gaming Co. (a)....................          4,200   $    154,098
   MTR Gaming Group, Inc. (a)...............          6,700        103,381
   Station Casinos, Inc. (a) ...............          5,300         88,245
                                                              -------------
                                                                   345,724
                                                              -------------
   Leisure Facilities - 1.1%
   Bally Total Fitness Holding Corp. (a) ...         11,300        248,035
                                                              -------------

   Restaurants - 1.9%
   AFC Enterprises, Inc. (a)................          3,300        110,385
   CEC Entertainment Inc. (a)...............          3,700        170,940
   California Pizza Kitchen, Inc. (a) ......          5,000        125,050
                                                              -------------
                                                                   406,375
                                                              -------------
   Media - 2.1%
   Broadcasting & Cable - 2.1%
   Radio One, Inc., Class D (a).............         15,900        327,540
   Spanish Broadcasting System, Inc. (a) ...          9,600        130,080
                                                              -------------
                                                                   457,620
                                                              -------------
   Retailing - 5.5%
   Apparel Retail - 2.0%
   Chico's FAS, Inc. (a)....................          2,950         99,415
   Hot Topic, Inc. (a)......................          8,100        169,290
   Too, Inc. (a) ...........................          5,300        156,297
                                                              -------------
                                                                   425,002
                                                              -------------
   Computer & Electronics Retail - 1.4%
   Electronics Boutique Holdings Corp. (a)..          8,800        303,864
                                                              -------------

   Specialty Stores - 2.1%
   PetsMart, Inc. (a).......................         16,000        216,960
   Rent-A-Center, Inc. (a)..................          4,800        245,232
                                                              -------------
                                                                   462,192
                                                              -------------

CONSUMER STAPLES - 4.2%
   Food, Beverages & Tobacco - 4.2%
   Distillers & Vintners - 1.6%
   Constellation Brands, Inc. Class A (a)...          6,500        357,240
                                                              -------------



See notes to Investment Portfolio.

                                                     Shares          Value

   Packaged Foods - 2.1%
   American Italian Pasta Co. (a)...........          4,500  $     204,300
   Performance Food Group Co. (a)...........          7,400        241,684
                                                              -------------
                                                                   445,984
                                                              -------------
   Tobacco - 0.5%
   Vector Group Ltd.........................          3,835        109,681
                                                              -------------

ENERGY - 4.5%
   Oil & Gas Equipment Services - 0.7%
   TETRA Technologies, Inc. (a).............          5,200        151,060
                                                              -------------

   Oil & Gas Exploration & Production - 3.8%
   Ocean Energy, Inc.  .....................         18,100        358,199
   Pogo Producing Co.  .....................          8,900        282,130
   Remington Oil & Gas Corp. (a) ...........          4,600         92,736
   Spinnaker Exploration Co. (a)............          2,200         91,630
                                                              -------------
                                                                   824,695
                                                              -------------

FINANCIALS - 10.5%
   Banks - 4.3%
   Boston Private Financial Holdings, Inc. .         13,800        369,150
   Community First Bankshares, Inc..........          6,500        168,090
   East West Bancorp, Inc...................          8,300        243,107
   IndyMac Bancorp, Inc. (a)................          6,400        158,080
                                                              -------------
                                                                   938,427
                                                              -------------
   Diversified Financials - 2.4%
   Consumer Finance - 0.8%
   Metris Companies, Inc. ..................          9,100        182,000
                                                              -------------

   Diversified Financial Services - 1.6%
   iShares Russell 2000 Growth Index Fund...          6,000        339,060
                                                              -------------

   Insurance - 3.8%
   Insurance Brokers - 2.7%
   Arthur J. Gallagher & Co.................          9,700        317,869
   Hilb, Rogal & Hamilton Co................          8,300        258,960
                                                              -------------
                                                                   576,829
                                                              -------------
   Property & Casualty Insurance - 1.1%
   Philadelphia Consolidated Holding
     Corp. (a)..............................          5,800        230,840
                                                              -------------

HEALTH CARE - 21.9%
   Health Care Equipment & Services - 8.9%
   Health Care Distributors & Services - 1.2%
   American Healthways Inc. (a).............          4,100        111,274
   MIM Corp. (a)............................          8,600        141,900
                                                              -------------
                                                                   253,174
                                                              -------------



See notes to Investment Portfolio.

                                                     Shares          Value

   Health Care Equipment - 5.3%
   American Medical Systems
     Holdings, Inc. (a) ....................         12,500    $   281,375
   Closure Medical Corp. (a) ...............          5,800        114,144
   Endocare, Inc. (a).......................          8,800        173,448
   Integra LifeSciences Holdings, Corp. (a).          5,200        146,276
   Noven Pharmaceuticals, Inc. (a) .........          4,700         97,478
   Thoratec Corp. (a).......................         18,400        201,480
   Wright Medical Group, Inc. (a)...........          6,600        132,594
                                                              -------------
                                                                 1,146,795
                                                              -------------
   Health Care Facilities - 2.4%
   Province Healthcare Co. (a)..............         16,400        521,028
                                                              -------------

   Pharmaceuticals & Biotechnology - 13.0%
   Biotechnology - 6.4%
   BioMarin Pharmaceutical, Inc. (a)........          8,300         86,901
   BioSphere Medical, Inc. (a)..............          5,600         40,930
   Cell Therapeutics, Inc. (a)..............          8,000        198,640
   Enzon, Inc. (a) .........................          3,400        150,586
   Genta, Inc. (a)..........................          6,300        105,651
   Guilford Pharmaceuticals, Inc. (a) ......         14,100        100,392
   ILEX Oncology, Inc. (a)..................         11,000        189,860
   InterMune, Inc. (a)......................         13,700        411,959
   Novavax, Inc. (a)........................          8,700         99,528
                                                              -------------
                                                                 1,384,447
                                                              -------------
   Pharmaceuticals - 6.6%
   American Pharmaceutical Partners,
     Inc. (a) ..............................          5,900         87,497
   Amylin Pharmaceutical Inc. (a)...........          7,000         70,070
   Atrix Laboratories, Inc. (a) ............          4,600        104,742
   CIMA Labs, Inc. (a)......................          6,800        181,220
   Impax Laboratories, Inc. (a).............         10,900         75,646
   Ligand Pharmaceuticals Inc. (a)..........         13,100        258,332
   Salix Pharmaceuticals Ltd. (a)...........          8,800        154,264
   SICOR, Inc. (a)..........................         11,600        198,128
   Taro Pharmaceutical Industries Ltd. (a)..         10,000        283,500
                                                              -------------
                                                                 1,413,399
                                                              -------------

INDUSTRIALS - 13.5%
   Capital Goods - 6.9%
   Aerospace & Defense - 4.7%
   AAR Corp.  ..............................          8,700         93,699
   Armor Holdings, Inc. (a).................         16,200        439,020
   DRS Technologies, Inc. (a)...............          5,100        211,599
   InVision Technologies Inc. (a)...........          2,600        104,520
   United Industrial Corp...................          7,500        166,875
                                                              -------------
                                                                 1,015,713
                                                              -------------
   Construction & Engineering - 0.4%
   Insituform Technologies, Inc.
     Class A (a) ...........................          3,600         90,972
                                                              -------------



See notes to Investment Portfolio.

                                                     Shares          Value

   Electrical Components & Equipment - 1.2%
   AstroPower, Inc. (a).....................          1,700 $       70,992
   Power-One, Inc. (a)......................          9,600         78,528
   Rayovac Corp. (a)........................          6,800        105,060
                                                              -------------
                                                                   254,580
                                                              -------------
   Industrial Machinery - 0.6%
   Regal-Beloit Corp.  .....................          5,400        137,970
                                                              -------------

   Commercial Services & Supplies - 6.6%
   Diversified Commercial Services - 5.2%
   CoStar Group, Inc. (a)...................          5,200        118,352
   Corinthian Colleges, Inc. (a)............          6,800        343,740
   Cornell Companies, Inc. (a)..............         10,700        115,560
   Exult, Inc. (a)..........................         16,700        182,197
   MAXIMUS, Inc. (a)........................          4,700        144,431
   The Corporate Executive Board Co. (a)....          5,700        213,813
                                                              -------------
                                                                 1,118,093
                                                              -------------
   Environmental Services - 1.4%
   Waste Connections, Inc. (a)..............          8,900        298,239
                                                              -------------

INFORMATION TECHNOLOGY - 24.8%
   Software & Services - 11.0%
   Application Software - 5.1%
   Actuate Corp. (a)........................         13,200         95,304
   Aspen Technologies, Inc. (a) ............         12,000        274,800
   Barra, Inc. (a)..........................          1,800        109,026
   JDA Software Group, Inc. (a) ............          5,300        168,964
   Midway Games, Inc. (a) ..................          8,700        117,102
   PLATO Learning, Inc. (a).................          8,000        141,520
   Precise Software Solutions Ltd. (a)......          5,400        125,766
   SeaChange International, Inc. (a)........          4,900         74,431
                                                              -------------
                                                                 1,106,913
                                                              -------------
   Information Technology
   Consulting & Services - 2.8%
   Cognizant Technology Solutions Corp. (a).          7,000        294,700
   ManTech International Corp. (a)..........          5,600        104,160
   MCSi, Inc. (a)...........................         17,400        207,234
                                                              -------------
                                                                   606,094
                                                              -------------
   Internet Software & Services - 2.3%
   F5 Networks, Inc. (a)....................          5,800        134,792
   I-many, Inc. (a) ........................         28,500        141,360
   MatrixOne, Inc. (a)......................         12,200        108,824
   Retek, Inc. (a)..........................          4,200        110,250
                                                              -------------
                                                                   495,226
                                                              -------------
   Systems Software - 0.8%
   Wind River Systems, Inc. (a) ............         12,900        175,311
                                                              -------------



See notes to Investment Portfolio.

                                                     Shares          Value

   Technology Hardware & Equipment - 13.8%
   Computer Storage & Peripherals - 0.7%
   Applied Films Corp. (a)..................          6,200  $     152,520
                                                              -------------

   Electronic Equipment & Instruments - 4.1%
   DSP Group, Inc. (a)  ....................         10,400        212,888
   Itron, Inc. (a)..........................          7,100        211,225
   Newport Corp. (a)........................          5,100        121,890
   Planar Systems, Inc. (a).................         12,600        330,750
                                                              -------------
                                                                   876,753
                                                              -------------
   Office Electronics - 0.6%
   Global Imaging Systems, Inc. (a).........          7,000        128,800
                                                              -------------

   Semiconductor Equipment - 3.4%
   Entegris, Inc. (a).......................         16,000        258,400
   Mykrolis Corp. (a).......................         12,900        197,241
   Therma-Wave, Inc. (a)....................          4,100         59,204
   Veeco Instruments, Inc. (a)..............          6,000        210,000
                                                              -------------
                                                                   724,845
                                                              -------------
   Semiconductors - 3.0%
   Integrated Circuit Systems, Inc. (a).....          5,300        108,120
   Microsemi Corp.  ........................          7,100        115,872
   Microtune, Inc. (a) .....................          4,400         63,228
   Oak Technology, Inc. (a).................         10,000        148,800
   Power Integrations, Inc. (a) ............          4,500         85,725
   Transmeta Corp. (a)......................         33,000        128,040
                                                              -------------
                                                                   649,785
                                                              -------------
   Telecommunication Equipment - 2.0%
   Aware, Inc. (a)..........................          9,500         60,325
   C-COR.net Corp. (a)......................         11,300        203,400
   Finisar Corp. (a)........................          7,000         53,900
   NetScreen Technologies, Inc. (a).........          6,300        104,895
                                                              -------------
                                                                   422,520
                                                              -------------

MATERIALS - 3.3%
   Chemicals - 0.5%
   Fertilizers & Agricultural Chemicals - 0.5%
   The Scotts Co., Class A (a)..............          2,200        100,716
                                                              -------------

   Containers & Packaging - 2.8%
   Metal & Glass Containers - 2.8%
   Alltrista Corp...........................          8,500        234,175
   Crown Cork & Seal, Inc. (a)..............         20,100        179,895
   Silgan Holdings Inc. (a).................          5,600        187,208
                                                              -------------
                                                                   601,278
                                                              -------------



See notes to Investment Portfolio.

                                                     Shares          Value

TELECOMMUNICATION SERVICES - 1.3%
   Integrated Telecommunication Services - 0.7%
   Intrado Inc. (a).........................          7,000    $   152,530
                                                               ------------

   Wireless Telecommunication Services - 0.6%
   AirGate PCS, Inc. (a)....................          9,400        131,600
                                                               ------------

TOTAL COMMON STOCKS
   (cost of $19,535,651)....................                    20,763,929
                                                               ------------

Warrants - 0.0%                                       Units

TELECOMMUNICATION SERVICES - 0.0%
   Integrated Telecommunication Services - 0.0%
   RateXchange Corp. (a) (cost of $0).......          4,167             --
                                                               ------------

Short-Term Obligations - 4.7%                           Par
   Repurchase agreement with SBC Warburg, Ltd.,
   dated 3/28/02, due 04/01/02, at 1.850%,
   collateralized by U.S. Treasury Bonds and Notes
   with various maturities to 2027, market value
   $1,034,275 (repurchase proceeds $1,009,207)
   (cost of $1,009,000).....................     $1,009,000      1,009,000
                                                               ------------

TOTAL INVESTMENTS - 100.9%
   (cost of $20,544,651) (b)................                    21,772,929
                                                               ------------

Other Assets & Liabilities - (0.9)%.........                      (198,853)
                                                               ------------

Net Assets - 100.0%.........................                   $21,574,076
                                                               ============


NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a)  Non-income producing.
(b) Cost for both financial statement and federal income tax purposes is the same.



See notes to financial statements.

FINANCIAL STATEMENTS


Statement of Assets and Liabilities
-----------------------------------
March 31, 2002 (Unaudited)

Assets:
Investments, at cost...................................      $ 20,544,651
                                                             ------------
Investments, at value..................................      $ 21,772,929
Cash...................................................               388
Receivable for:
   Investments sold....................................           369,947
   Fund shares sold....................................            65,062
   Interest............................................               207
   Dividends...........................................             2,106
   Expense reimbursement due from Advisor..............            24,451
Deferred Trustees' compensation plan...................               395
                                                             ------------
   Total Assets........................................        22,235,485
                                                             ------------

Liabilities:
Payable for:
   Investments purchased...............................           591,225
   Fund shares repurchased.............................            12,881
   Management fee......................................            17,155
   Administration fee..................................             2,585
   Transfer agent fee..................................             3,766
   Bookkeeping fee.....................................               686
   Trustees' fee.......................................             1,053
Deferred Trustees' fee.................................               395
Other liabilities......................................            31,663
                                                             ------------
   Total Liabilities...................................           661,409
                                                             ------------
NET ASSETS.............................................       $21,574,076
                                                             ============


Composition of Net Assets:
Paid-in capital........................................       $27,633,805
Accumulated net investment loss........................          (134,060)
Accumulated net realized loss..........................        (7,153,947)
Net unrealized appreciation on investments.............         1,228,278
                                                             ------------
NET ASSETS.............................................      $ 21,574,076
                                                             ============


CLASS A:
Net assets.............................................      $      3,038
Shares outstanding.....................................               247
                                                             ------------
Net asset value and redemption price per share.........      $      12.30(a)
                                                             ============
Maximum offering price per share ($12.30/.9425)........      $      13.05(b)
                                                             ============

CLASS S:
Net assets.............................................      $ 21,571,038
Shares outstanding.....................................         1,745,073
                                                             ------------
Net asset value, offering and redemption
price per share........................................      $      12.36
                                                             ============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.



See notes to financial statements.

Statement of Operations
-----------------------

For the Six Months Ended March 31, 2002 (Unaudited)

Investment Income:
Dividends..............................................      $     21,557
Interest...............................................            10,498
                                                             ------------
   Total Investment Income.............................            32,055
                                                             ------------

Expenses:
Management fee.........................................            93,680
Administration fee.....................................            16,532
Service fee - Class A..................................                 5
Bookkeeping fee........................................             5,081
Transfer agent fee.....................................            22,594
Trustees' fee..........................................             3,525
Registration fee.......................................            12,654
Reports to shareholders................................            15,177
Other expenses.........................................            16,758
                                                             ------------
   Total Expenses......................................           186,006
Fees and expenses waived or reimbursed by Advisor......           (20,166)
Custody earnings credit................................              (465)
                                                             ------------
Total Operating Expenses...............................           165,375
Interest expense.......................................               373
                                                             ------------
   Net Expenses........................................           165,748
                                                             ------------
Net Investment Loss....................................          (133,693)
                                                             ------------

Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized loss on investments.......................           (17,531)
Net change in unrealized appreciation/depreciation on
   Investments.........................................         4,690,940
                                                             ------------
 Net Gain..............................................         4,673,409
                                                             ------------

Net Increase in Net Assets from Operations.............      $  4,539,716
                                                             ------------



See notes to financial statements.

Statement of Changes in Net Assets
----------------------------------
                                             (UNAUDITED)
                                              SIX MONTHS
                                                   ENDED      YEAR ENDED
                                               MARCH 31,   SEPTEMBER 30,
Increase (Decrease) in Net Assets:                  2002            2001
                                           -------------   -------------
Operations:
Net investment loss.....................    $   (133,693)   $   (256,200)
Net realized loss on investments........         (17,531)     (7,127,100)
Net change in unrealized
   appreciation/depreciation
   on investments ......................       4,690,940      (8,267,687)
                                           -------------   -------------
Net Increase (Decrease) from Operations.       4,539,716     (15,650,987)
                                           -------------   -------------
Distributions Declared to Shareholders
From net realized capital gains:
   Class A..............................              --            (687)
   Class S..............................              --      (5,426,005)
In excess of net realized capital gains:
   Class A..............................              --              (9)
   Class S..............................              --         (73,657)
                                           -------------   -------------
Total Distributions Declared
   to Shareholders .....................              --      (5,500,358)
                                           -------------   -------------
Share Transactions:
Class A:
   Subscriptions .......................             391           4,278
   Distributions reinvested ............              --             696
   Redemptions .........................            (800)         (1,000)
                                           -------------   -------------
     Net Increase (Decrease)............            (409)          3,974
                                           -------------   -------------

Class S:
   Subscriptions .......................      11,097,521      23,071,664
   Distributions reinvested ............              --       5,443,725
   Redemptions .........................     (14,422,732)    (23,518,263)
                                           -------------   -------------
     Net Increase (Decrease)............      (3,325,211)      4,997,126
                                           -------------   -------------

Net Increase (Decrease) from
   Share Transactions...................      (3,325,620)      5,001,100
                                           -------------   -------------
Total Increase (Decrease)
   in Net Assets........................       1,214,096     (16,150,245)

Net Assets:
Beginning of period.....................      20,359,980      36,510,225
                                           -------------   -------------
End of period (including accumulated
   net investment loss of ($134,060)
   and ($367), respectively)............    $ 21,574,076    $ 20,359,980
                                           =============   =============



See notes to financial statements.

                                             (UNAUDITED)
                                              SIX MONTHS
                                                   ENDED      YEAR ENDED
                                               MARCH 31,   SEPTEMBER 30,
Changes in Shares:                                  2002            2001
                                           -------------   -------------
Class A:
   Subscriptions .......................              24             255
   Issued for distributions reinvested..              --              51
   Redemptions .........................             (65)            (70)
                                           -------------   -------------
     Net Increase (Decrease)............             (41)            236
                                           -------------   -------------

Class S:
   Subscriptions .......................         936,935       1,630,452
   Issued for distributions reinvested..              --         400,722
   Redemptions .........................      (1,205,988)     (1,664,064)
                                           -------------   -------------
     Net Increase (Decrease)............        (269,053)        367,110
                                           -------------   -------------



See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS


Notes to Financial Statements
-----------------------------
March 31, 2002 (Unaudited)




Note 1. Organization

     Stein Roe Small Company Growth Fund (the "Fund") is a series of Liberty-Stein Roe Funds Investment Trust (the "Trust"), an open-end management investment company, which is registered under the Investment Company Act of 1940, and is organized as a Massachusetts business trust. The Fund's investment objective is to seek long-term growth. The Fund may issue an unlimited number of shares. The Fund offers two classes of shares: Liberty Small Company Growth Fund Class A ("Class A") and Class S. Class S shares are offered continuously at net asset value. Class A shares have their own sales charge and expense structure. Please refer to the Fund's Class A prospectus for more information on Class A shares. The financial highlights for Class A shares are presented in a separate semi-annual report.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation and Transactions

     Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid price.
     Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

     Investments for which market quotations are not readily available are valued at fair value under procedures approved by the Board of Trustees.
     Security transactions are accounted for on the date the securities are purchased, sold or mature.
     Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Federal Income Taxes

     Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.
     At September 30, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows:

  Year of            Capital Loss
 Expiration          Carryforward
-----------          ------------
2009                   $125,773

     Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.
     Additionally, $6,916,365 of net capital losses attributable to security transactions incurred after October 31, 2000, are treated as arising on October 1, 2001, the first day of the Fund's current taxable year.

Determination of Class Net Asset Values and
Financial Highlights

     All income, expenses (other than Class A 12b-1 service and distribution fee and Class A and Class S transfer agent fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.
     The per share data was calculated using the average shares outstanding during the period.

Distributions to Shareholders

     Distributions to shareholders are recorded on the ex-date.
     The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations.

Other

     Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date. The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

Note 2. Fees and Compensation Paid to Affiliates

Management Fee

     Stein Roe & Farnham Incorporated (the "Advisor") is the investment advisor of the Fund and receives a monthly fee equal to 0.85% annually of the Fund's average daily net assets.
     On November 1, 2001, Liberty Financial Companies, Inc., the former parent of the Advisor, completed the sale of its asset management business, including the Advisor, to a subsidiary of FleetBoston Financial Corporation. This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Fund. The Fund had obtained approval of a new investment advisory contract by the Fund's Board of Trustees and shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

Administrative Fee

     The Advisor also provides accounting and other services for a monthly fee paid by the Fund equal to 0.15% annually of the Fund's average daily net assets.

Bookkeeping Fee

     The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.
     Under its pricing and bookkeeping agreement with the Fund, the Advisor receives an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

Transfer Agent Fee

     Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

Underwriting Discounts, Service and Distribution Fees

     Liberty Funds Distributor, Inc. (the "Distributor"), a subsidiary of the Advisor, is the Fund's principal underwriter.
     The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee on Class A net assets. The fee structure for the 12b-1 plan is defined in the Class A prospectus.

Expense Limits

     The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 1.50% annually of the Fund's average daily net assets.

Other

     The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.
     The Fund has an agreement with its custodian bank under which $373 of custody fees were reduced by balance credits for the six months ended March 31, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income producing asset if it had not entered into such an agreement.

Note 3. Portfolio Information

Investment Activity

     During the six months ended March 31, 2002, purchases and sales of investments, other than short-term obligations, were $18,846,865 and $22,071,329, respectively.
     Unrealized appreciation (depreciation) at March 31, 2002, based on cost of investments for both financial statement and federal income tax purposes was:

Gross unrealized appreciation:   $ 3,000,822
Gross unrealized depreciation:    (1,772,544)
                                 -----------
Net unrealized appreciation:     $ 1,228,278
                                 ===========

Other

     The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Note 4. Line of Credit

     The Trust and the SR&F Base Trust (collectively, the "Trusts") participate in an unsecured line of credit agreement provided by the custodian bank. The line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trusts. The borrowings available to the Trusts for the line of credit are $200 million. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each Trust and, ultimately, the Fund based on its borrowings. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment shall be paid quarterly by the Fund based on the relative asset size of the Fund to the Trusts as a whole. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire line of credit at any particular time. During the six months ended March 31, 2002, the Fund had borrowings of $3,100,000 at an interest rate of 2.375%.

Note 5. Other Related Party Transactions

     For the six months ended March 31, 2002, the Fund used AlphaTrade Inc., a wholly-owned subsidiary of Colonial Management Associates, Inc., an affiliate of the Advisor, as a broker. Total commissions paid to AlphaTrade, Inc. during the six months were $1,229.
     At March 31, 2002, Keyport Life Insurance owned 27.8% of the Fund's outstanding shares.

Note 6. Reorganization, Underwriting Discounts,
Service and Distribution Fees

     The Fund was reorganized into a single class fund as of February 3, 1999. On that date, Class A shares of the Colonial Aggressive Growth Fund (CAGF) were exchanged into a single series of the Fund (Class S). Class B and Class C shares were terminated. For the period July 1, 1998 through February 2, 1999, Liberty Funds Distributor, Inc., (the "Distributor"), an affiliate of the Advisor, was CAGF's principal underwriter. The Distributor retained no net underwriting discounts on CAGF's Class A shares and no contingent deferred sales charges on Class A, Class B or Class C share redemptions.
     From July 1, 1998 through February 2, 1999, CAGF operated under a 12b-1 plan (the "Plan"), which required the payment of a service fee to the Distributor equal to 0.25% annually of CAGF's net assets as of the 20th of each month. The Plan also required the payment of a distribution fee equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. Any CDSC and fees received from the Plan were used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

FINANCIAL HIGHLIGHTS



Stein Roe Small Company Growth Fund

Selected data for a share outstanding throughout each period is as follows:

                                                         (UNAUDITED)
                                                          SIX MONTHS
                                                           MARCH 31,           YEAR ENDED
                                                               ENDED          SEPTEMBER 30,              PERIOD            YEAR
                                                           MARCH 31,             CLASS S                  ENDED           ENDED
                                                                2002    ------------------------  SEPTEMBER 30,        JUNE 30,
                                                             CLASS S          2001          2000        1999 (A)        1999 (B)
                                                          ----------    ----------    ----------      ----------      ----------
Net Asset Value, Beginning of Period.....................   $  10.11       $ 22.17       $ 13.50         $ 12.79         $ 14.39
                                                          ----------    ----------    ----------      ----------      ----------
Income From Investment Operations:
Net investment loss (c)..................................      (0.07)        (0.13)        (0.18)          (0.03)          (0.09)
Net realized and unrealized gain (loss) on investments...       2.32         (8.65)         9.86            0.74            0.19
                                                          ----------    ----------    ----------      ----------      ----------
   Total from Investment Operations......................       2.25         (8.78)         9.68            0.71            0.10
                                                          ----------    ----------    ----------      ----------      ----------
Less Distributions to Shareholders:
From net realized gains..................................         --         (3.24)        (1.01)             --           (1.70)
In excess of net realized gains..........................         --         (0.04)           --              --              --
                                                          ----------    ----------    ----------      ----------      ----------
   Total Distributions to Shareholders...................         --         (3.28)        (1.01)             --           (1.70)
                                                          ----------    ----------    ----------      ----------      ----------
Net Asset Value, End of Period...........................   $  12.36       $ 10.11       $ 22.17         $ 13.50         $ 12.79
                                                          ==========    ==========    ==========      ==========      ==========

Total return (d)(e)......................................     22.26%(f)   (43.40)%        75.42%           5.55%(f)        1.71%
                                                          ==========    ==========    ==========      ==========      ==========

Ratios to Average Net Assets:
Expenses.................................................      1.50%(g)(i)   1.49%(h)      1.50%(i)        1.50%(h)(g)     1.52%(h)
Net investment loss......................................     (1.21)%(g)(i) (0.97)%(h)    (0.92)%(i)      (0.93)%(h)(g)   (0.78)%(h)
Waiver/reimbursement.....................................      0.18%(g)      0.32%         0.44%           2.23%(g)        2.53%
Portfolio turnover rate..................................        90%(f)       168%          160%             27%(g)         105%
Net assets, end of period (000's)........................   $ 21,571      $ 20,357      $ 36,509         $ 9,913         $ 9,293

(a)  The Fund changed its fiscal year end from June 30 to September 30.
     Information presented is for the period from July 1, 1999 through September
     30, 1999.
(b)  On February 3, 1999, Class B and Class C Shares were terminated. Please see
     Note 6 in Notes to Financial Statements.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge, if applicable.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g)  Annualized.
(h)  The benefits derived from custody credits had no impact.
(i) The benefits derived from custody credits had an impact of 0.01% for the six months ended March 31, 2002 and for the year ended September 30, 2000.



24-25 [SPREAD]



Stein Roe Small Company Growth Fund\
Selected data for a share outstanding throughout each period is as follows:

                                                            YEAR ENDED JUNE 30, 1998               YEAR ENDED JUNE 30, 1997
                                                     ------------------------------------   -------------------------------------
                                                        CLASS A      CLASS B      CLASS C      CLASS A      CLASS B       CLASS C
                                                     ----------   ----------   ----------   ----------   ----------    ----------
Net Asset Value, Beginning of Period................    $ 12.65      $ 12.54      $ 12.54      $ 11.30      $ 11.28        $11.28
                                                     ----------   ----------   ----------   ----------   ----------    ----------
Income From Investment Operations
Net investment loss (a).............................      (0.14)       (0.24)       (0.24)       (0.11)       (0.20)        (0.20)
Net realized and unrealized gain
   (loss) on investments............................       2.78         2.75         2.75         1.48         1.48          1.48
                                                     ----------   ----------   ----------   ----------   ----------    ----------
   Total from Investment Operations.................       2.64         2.51         2.51         1.37         1.28          1.28
                                                     ----------   ----------   ----------   ----------   ----------    ----------
Less Distributions to Shareholders
From net investment income..........................         --           --           --        (0.01)          --            --
From net realized gains.............................      (0.90)       (0.90)       (0.90)       (0.01)       (0.02)        (0.02)
                                                     ----------   ----------   ----------   ----------   ----------    ----------
   Total Distributions to Shareholders..............      (0.90)       (0.90)       (0.90)       (0.02)       (0.02)        (0.02)
                                                     ----------   ----------   ----------   ----------   ----------    ----------
Net Asset Value, End of Period......................    $ 14.39      $ 14.15      $ 14.15      $ 12.65      $ 12.54       $ 12.54
                                                     ==========   ==========   ==========   ==========   ==========    ==========
Total return (b)(c).................................     21.56%       20.68%        20.68%       12.14%       11.31%       11.31%
                                                     ----------   ----------   ----------   ----------   ----------    ----------

Ratios to Average Net Assets
Expenses (d)........................................      1.55%        2.30%         2.30%        1.55%        2.30%        2.30%
Net investment loss (d).............................     (1.04)%      (1.79)%       (1.79)%      (0.99)%      (1.74)%      (1.74)%
Waiver/reimbursement................................      2.21%        2.21%         2.21%        2.57%        2.57%        2.57%
Portfolio turnover rate.............................        70%          70%           70%          54%          54%          54%
Net assets at end of period (000)...................    $ 3,867      $   379      $   379    $   3,185      $   314       $   314

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)  The benefits derived from custody credits had no impact.



26-27 [SPREAD]

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28
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TRANSFER AGENT


Important Information About This Report

The Transfer Agent for Stein Roe Small Company Growth Fund is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081

Please make a note of our new mailing address, effective immediately.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-338-2550 and additional reports will be sent to you.


Semiannual Report:
Stein Roe Small Company Growth Fund

[LOGO: STEIN ROE MUTUAL FUNDS]
One Financial Center
Boston, MA 02111-2621
800-338-2550




S13-03/360J-0302 (05/02)
02/759